20 Financial instruments (Details 19)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic market [member]
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.05%	0.05%	0.08%
External market [member]
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.14%	0.17%	0.45%